Other Income (Tables)	12 Months Ended
Mar. 31, 2025
Other Income [Abstract]
Schedule of Other Income

Other income consists of the followings:

	Years ended March 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Government subsidies (note a)	257,074	—	638,400	82,058
Exchange difference on foreign currency translation	9,720	—	—	—
Bad debt recovered	—	—	96,969	12,464
Loan interest income from WSL (note 10)	—	40,000	40,000	5,142
Loan interest income from TSL (note 10)	—	—	148,963	19,147
Others	259	1,800	42,886	5,512
	267,053	41,800	967,218	124,323

(a)

For the year ended March 31, 2023, the government subsidies were granted by the Employment Support Scheme (“ESS”) under the Anti-epidemic fund from the Hong Kong Government to provide financial support to enterprises. Employers participating in ESS were required to undertake and warrant that they would: (i) not implement redundancies during the subsidy period; and (ii) spend all the wage subsidies on paying wages to their employees. There were no unfulfilled conditions nor other contingencies attached to the ESS funding.

For the year ended March 31, 2025, the government subsidies were granted by the Construction Innovation and Technology Fund (“CITF”) established by the Development Bureau (“DEVB”) of Hong Kong Government to provide financial support to enterprises in Hong Kong construction industry. There were no unfulfilled conditions nor other contingencies attached to the CITF funding.